Summary of Significant Accounting Policies - Disclosure Of Cumulative Impact To The Consolidated Balance Sheet As A Result Of Adoption Of New Accounting Standard On Leases (Detail ) - USD ($)
$ in Thousands
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Assets
Operating lease right-of-use assets	$ 298	$ 356	$ 582	$ 1,009
Total increase to assets	59,421	54,330	32,587
Liabilities and Members' Deficit
Accrued expenses	3,164	6,011	1,982	1,266
Operating lease liabilities, current	250	248	239	222
Operating lease liabilities, long-term	64	127	375	844
Total liabilities and members' equity (deficit)	$ 59,421	$ 54,330	$ 32,587
As Previously Reported [Member]
Assets
Operating lease right-of-use assets				0
Liabilities and Members' Deficit
Accrued expenses				1,323
Operating lease liabilities, current				0
Operating lease liabilities, long-term				0
Accounting Standards Update 2016-02 [Member]
Assets
Operating lease right-of-use assets				1,009
Total increase to assets				1,009
Liabilities and Members' Deficit
Accrued expenses				(57)
Operating lease liabilities, current				222
Operating lease liabilities, long-term				844
Total liabilities and members' equity (deficit)				$ 1,009